Award Timing Disclosure	12 Months Ended
Dec. 26, 2025
Award Timing Disclosures [Line Items]
Award Timing MNPI Disclosure	Our Insider Trading Policy prohibits all directors, officers and employees from engaging in transactions in our common stock while in possession of material non-public information and restricts directors, officers and other “designated insiders” from engaging in most transactions involving our Ordinary Shares during periods that we have determined, that those individuals are most likely to be aware of material, non-public information. Although we do not have a formal policy with respect to the timing of equity awards, awards of options and stock appreciation rights are not granted in proximity to the release of material non-public information. Our Insider Trading Policy also prohibits all our directors and employees, including our executive officers, or any of their designees, family members or entities that they influence or control, from purchasing financial instruments (including prepaid variable forward contracts, equity swaps, collars, and exchange funds), or otherwise engaging in transactions, that hedge or offset, or are designed to hedge or offset, any decrease in the market value of our equity securities that were granted to the director or employee as part of their compensation or that are held, directly or indirectly, by any such persons. Furthermore, our Insider Trading Policy requires that insiders structure any pledge or shares held in a margin account to ensure that the executive and any documentation regarding the arrangements are in compliance with applicable securities laws and prohibits officers from pledging any stock that is subject to our Share Ownership Guidelines. A copy of our Insider Trading Policy, including any amendments thereto, was filed as Exhibit 19.1 to our Annual Report on Form 10-K for the fiscal year ended December 26, 2025, filed with the SEC on February 19, 2026.

Award Timing Predetermined	true
Award Timing MNPI Considered	true
Award Timing, How MNPI Considered	Our Insider Trading Policy prohibits all directors, officers and employees from engaging in transactions in our common stock while in possession of material non-public information and restricts directors, officers and other “designated insiders” from engaging in most transactions involving our Ordinary Shares during periods that we have determined, that those individuals are most likely to be aware of material, non-public information.